Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of Victory Portfolios III (Formerly USAA Mutual
Funds Trust)
In planning and performing our audits of the financial statements of Victory Portfolios III (formerly USAA Mutual Funds Trust) (comprising Victory 500 Index Fund (formerly USAA 500 Index Fund), Victory Aggressive Growth Fund (formerly USAA Aggressive Growth
Fund), Victory Capital Growth Fund (formerly USAA Capital Growth
Fund), Victory Core Plus Intermediate Bond Fund (formerly USAA Intermediate-Term Bond Fund), Victory Extended Market Index Fund (formerly USAA Extended Market Index Fund), Victory Global Managed Volatility Fund (formerly USAA Global Managed Volatility Fund), Victory Growth & Income Fund (formerly USAA Growth & Income Fund), Victory Growth Fund (formerly USAA Growth Fund), Victory High
Income Fund (formerly USAA High Income Fund), Victory Income Fund (formerly USAA Income Fund), Victory Income Stock Fund (formerly USAA Income Stock Fund), Victory Money Market Fund (formerly USAA Money Market Fund), Victory Nasdaq-100 Index Fund (formerly USAA Nasdaq-100 Index Fund), Victory Science & Technology Fund (formerly USAA Science & Technology Fund), Victory Short-Term Bond Fund (formerly USAA Short-Term Bond Fund), Victory Small Cap Stock Fund (formerly USAA Small Cap Stock Fund), Victory Target Retirement
2030 Fund (formerly USAA Target Retirement 2030 Fund), Victory Target Retirement 2040 Fund (formerly USAA Target Retirement 2040
Fund), Victory Target Retirement 2050 Fund (formerly USAA Target Retirement 2050 Fund), Victory Target Retirement 2060 Fund
(formerly USAA Target Retirement 2060 Fund), Victory Target Retirement Income Fund (formerly USAA Target Retirement Income
Fund), Victory Ultra Short-Term Bond Fund (formerly USAA Ultra Short-Term Bond Fund), Victory Value Fund (formerly USAA Value
Fund)) (the Trust) as of and for the period ended April 30, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A trust's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A trust's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the trust; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the trust are being made only in accordance with authorizations of management and trustees of the trust; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a trust's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Trust's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of April 30, 2023. This report is intended solely for the information and use of management and the Board of Trustees of the Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Ernst & Young LLP
San Antonio, TX
June 28, 2023